February 6, 2012

The Dreyfus/Laurel Funds, Inc.

- Dreyfus Core Equity Fund

Dreyfus Investment Funds

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

Supplement to Statement of Additional Information

Dated January 1, 2012 as revised or amended February 1, 2012

The Statement of Additional Information for the funds listed above, dated January 1, 2012 as revised or amended February 1, 2012, is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect.  Information on such other funds may be obtained by calling your financial adviser, or writing to a fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visiting www.dreyfus.com  or calling 1-800-DREYFUS (1-516-794-5452 outside the U.S.).